As filed with the Securities and Exchange Commission on February 29, 2016

Securities Act Registration No. 333-123290
Investment Company Act Reg. No. 811-21726

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 57	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 58	[X]
(Check appropriate box or boxes.)

360 FUNDS
(Exact Name of Registrant as Specified in Charter)

4520 Main Street, Suite 1425
Kansas City, MO 64111
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (888) 263-5593

Randall Linscott
4520 Main Street, Suite 1425
Kansas City, MO 64111
(Name and Address of Agent for Service)

With Copies To:
Matthew A. Swendiman
Graydon Head & Ritchey LLP
15 West Center Street
Lawrenceburg, IN 47025

Approximate Date of Proposed Public Offering: Immediately following effectiveness of this registration statement amendment.

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on March 21, 2016 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A for 360 Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 45 (“PEA No. 45”), which was filed with the Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001398344-15-006772 on October 7, 2015, pursuant to paragraph (b) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 45 by means of this filing, Part A, Part B and Part C of PEA No. 45 are incorporated herein by reference.

PART A – PROSPECTUS
The Prospectus for the M3Sixty Security Fund, a series of the Trust, is incorporated herein by reference to Part A of PEA No. 45.

PART B – STATEMENT OF ADDITIONAL INFORMATION
The Statement of Additional Information for the M3Sixty Security Fund is incorporated herein by reference to Part B of PEA No. 45.

PART C – OTHER INFORMATION
Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 45.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 57 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Kansas City, and State of Missouri on this 29th day of February, 2016.

360 Funds

By:	/s/ Randall K. Linscott
Randall Linscott, President and Trustee

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 57 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*	February 29, 2016
Art Falk, Trustee	Date

*	February 29, 2016
Thomas Krausz, Trustee	Date

*	February 29, 2016
Gary DiCenzo, Trustee	Date

*	February 29, 2016
Tom M. Wirtshafter, Trustee	Date

*	February 29, 2016
Randall Linscott, Trustee and President	Date

/s/ Larry E. Beaver, Jr.	February 29, 2016
Larry E. Beaver, Jr., Treasurer and Assistant Secretary	Date

*By:	/s/ Randall K. Linscott	February 29, 2016
	Randall Linscott	Date
Attorney-in-Fact